Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Parent [Member]	Dec. 31, 2012 Successor [Member] Parent [Member]	Sep. 30, 2013 Successor [Member] APX Group, Inc. [Member]	Dec. 31, 2012 Successor [Member] APX Group, Inc. [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Eliminations [Member]	Dec. 31, 2012 Successor [Member] Eliminations [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] APX Group, Inc. [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]
ASSETS
Current assets				$ 163,157	$ 75,273			$ 77,027	$ 220	$ 84,589	$ 79,469	$ 25,460	$ 6,511	$ (23,919)	$ (10,927)		$ 76,908			$ 111,459	$ 9,119	$ (43,670)
Property and equipment, net	29,236	30,206		29,236	30,206					28,597	29,415	639	791			29,293	26,440	21,399		26,402	38
Subscriber acquisition costs, net	267,004	12,753		267,004	12,753					240,536	11,518	26,468	1,235				534,013			478,182	55,831
Deferred financing costs, net				56,206	57,322			56,206	57,322								4,189			4,189
Restricted cash				28,428	28,428					28,428	28,428						1,349				1,349
Investment in subsidiaries						531,352	679,279	1,943,321	1,966,582					(2,474,673)	(2,645,861)				(187,983)			187,983
Intercompany loan										61,205	51,754			(61,205)	(51,754)					5,000		(5,000)
Intangible assets, net				882,733	1,053,019					799,830	955,291	82,903	97,728				706			706
Goodwill		876,642		837,419	876,642					804,041	842,136	33,378	34,506
Long-term investments and other assets	27,358	21,705		27,358	21,705					27,333	21,676	25	29				1,375			1,365	10
Total assets				2,291,541	2,155,348	531,352	679,279	2,076,554	2,024,124	2,074,559	2,019,687	168,873	140,800	(2,559,797)	(2,708,542)		644,980	456,286	(187,983)	627,303	66,347	139,313
Liabilities and Stockholders' Equity
Current liabilities				208,789	108,107			36,817	11,845	159,514	91,311	36,377	15,878	(23,919)	(10,927)		101,921			97,281	48,310	(43,670)
Intercompany loan												61,205	51,754	(61,205)	(51,754)						5,000	(5,000)
Notes payable, net of current portion				1,508,385	1,305,000				1,333,000								605,000			605,000
Notes payable and revolving line of credit, net of current portion				1,508,385	1,333,000			1,508,385	1,333,000
Liability-contracts sold, net of current portion																	62,094			62,094
Capital lease obligations, net of current portion				2,918	4,768					2,918	4,768						5,075			5,075
Deferred revenue, net of current portion				17,237	708					15,425	659	1,812	49				34,566			29,995	4,571
Other long-term obligations			11,515	11,562	2,257					11,239	2,096	323	161				19,384			18,087	1,297
Deferred income tax liability				11,298	27,229						16,519	11,298	10,710				439				439
Total APX Group, Inc. stockholders' equity (deficit)				531,352	679,279	531,352	679,279	531,352	679,279	1,885,463	1,904,334	57,858	62,248	(2,474,673)	(2,645,861)		(187,983)		(187,983)	(190,097)	2,114	187,983
Non-controlling interests																	4,484			(132)	4,616
Total liabilities and equity (deficit)				$ 2,291,541	$ 2,155,348	$ 531,352	$ 679,279	$ 2,076,554	$ 2,024,124	$ 2,074,559	$ 2,019,687	$ 168,873	$ 140,800	$ (2,559,797)	$ (2,708,542)		$ 644,980		$ (187,983)	$ 627,303	$ 66,347	$ 139,313